NON-CONTROLLING INTEREST (NCI) (Schedule Of Financial Information For Companies Subsidiaries) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets	$ 1,691,241	$ 2,959,907
Current liabilities	20,815,824	20,018,665
Revenues for the year ended	9,126,082	5,413,594	$ 1,556,742
Net loss for the year ended	(3,674,304)	(8,147,268)	(9,131,285)
Non-controlling interests [Member]
Net loss for the year ended	(1,309,671)	(3,170,031)	$ (18,314)
Non-controlling interests [Member] | Evolution, TCTS and Mexmaken [Member]
Current assets	1,145,246	3,466,115
Non-current assets	4,079,106	9,463,080
Current liabilities	14,046,168	18,306,038
Non-current liabilities	898,146	1,691,801
Revenues for the year ended	7,934,906	2,263,370
Net loss for the year ended	$ (1,150,056)	$ (6,225,672)